Financial Instruments and Risk Management - Non Designated Derivative Financial Instruments (Details) - Non-Designated Derivative Financial Instruments - At fair value - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments and Risk Management
Fair value outstanding, beginning of year	$ (65)	$ (98)
Changes in fair value recognized in earnings during the year	25	(187)
Cash settlements - paid (received) during the year	20	220
Fair value outstanding, end of year	$ (20)	$ (65)